Leases - Schedule of components of lease costs (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 58,316	$ 55,122	$ 116,632	$ 110,244	$ 221,552	$ 216,869
Variable lease cost	18,380	16,025	33,064	33,257	66,092	57,984
Total lease cost	$ 76,696	$ 71,147	$ 149,696	$ 143,501	$ 287,644	$ 274,853